Note 12 - Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 12 - Taxes (Details) [Line Items]
Operating Loss Carryforwards	7.65
Earliest Tax Year [Member]
Note 12 - Taxes (Details) [Line Items]
Open Tax Year	2010
Latest Tax Year [Member]
Note 12 - Taxes (Details) [Line Items]
Open Tax Year	2013